UNAUDITED INTERIM CONDENSED AND CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Statement of comprehensive income [abstract]
Net (loss) income		$ 489	$ 252	$ 637	$ 778
Items that will not be reclassified subsequently to profit or loss:
Revaluation of asset retirement obligation		0	2	0	3
Unrealized actuarial gains (losses)		(56)	1	(53)	(7)
Taxes on the above items		13	(1)	12	1
Share of income (losses) from investments in associates and joint ventures		0	1	(1)	(1)
Other comprehensive income that will not be reclassified to profit or loss, net of tax		(43)	3	(42)	(4)
Items that may be reclassified subsequently to profit or loss:
Foreign currency translation		(116)	1,330	(249)	1,806
Cash flow hedge		75	(209)	230	(331)
Net investment hedge		(53)	(154)	(80)	(187)
Taxes on the above items		(10)	34	(22)	78
Share of income (losses) from investments in associates and joint ventures		47	(310)	146	(422)
Other comprehensive income that will be reclassified to profit or loss, net of tax		(57)	691	25	944
Total other comprehensive (loss) income		(100)	694	(17)	940
Comprehensive income		389	946	620	1,718
Attributable to:
Limited partners		(37)	80	(42)	165
General partner		86	80	172	160
Non-controlling interest attributable to:
Redeemable Partnership Units held by Brookfield		(17)	32	(19)	68
BIPC exchangeable shares and class A.2 exchangeable shares		(11)	23	(12)	47
Exchangeable units	[1]	0	1	0	2
Interest of others in operating subsidiaries		$ 368	$ 730	$ 521	$ 1,276

[1]	1.Includes non-controlling interest attributable to Exchange LP units and BIPC exchangeable LP units.